Significant Accounting Policies (Details)	Jun. 30, 2025
USD [Member]
Significant Accounting Policies [Line Items]
Convenience translation exchange rate	1
Average rate	1
MYR [Member]
Significant Accounting Policies [Line Items]
Convenience translation exchange rate	4.2257
Average rate	4.3794